Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Parenthetical) (Detail) - NSRs [Member]	Dec. 31, 2017 CAD
Bottom of range [Member] | 10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	CAD 10.00
Bottom of range [Member] | 15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	15.00
Bottom of range [Member] | 20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	20.00
Bottom of range [Member] | 25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	25.00
Bottom of range [Member] | 30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	30.00
Bottom of range [Member] | 35.00 to 39.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	35.00
Top of range [Member] | 10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	14.99
Top of range [Member] | 15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	19.99
Top of range [Member] | 20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	24.99
Top of range [Member] | 25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	29.99
Top of range [Member] | 30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	34.99
Top of range [Member] | 35.00 to 39.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options outstanding, exercise price	CAD 39.99